Reorganization Costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) divisions	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring and Related Cost [Line Items]
Reorganization costs	$ 97.9	$ 180.9	$ 88.2
Reorganization cost incurred to date	343.4
Reorganizations costs, expected costs	50.0
Restructuring Reserve [Roll Forward]
Reorganization Reserve Opening liability	38.0
Amounts charged to re-organization	97.9	180.9	$ 88.2
Reorganization liability, Paid and Utilized	(110.8)
Reorganization Reserve Closing liability	$ 25.1	38.0
Number of divisions | divisions	3
Involuntary termination benefits
Restructuring and Related Cost [Line Items]
Reorganization costs	$ 65.4
Restructuring Reserve [Roll Forward]
Reorganization Reserve Opening liability	38.0
Amounts charged to re-organization	65.4
Reorganization liability, Paid and Utilized	(88.4)
Reorganization Reserve Closing liability	15.0	38.0
Other reorganization costs
Restructuring and Related Cost [Line Items]
Reorganization costs	32.5
Restructuring Reserve [Roll Forward]
Reorganization Reserve Opening liability	0.0
Amounts charged to re-organization	32.5
Reorganization liability, Paid and Utilized	(22.4)
Reorganization Reserve Closing liability	$ 10.1	$ 0.0